LOSS PER SHARE (Details 1) - shares	Jun. 30, 2024	Mar. 31, 2024
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	481,580
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	77,262	98,171
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	18,467	18,937